Summary of Finance Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of Finance Lease Obligations [Line Items]
Minimum lease payments	¥ 781,736	¥ 742,871
Estimated unguaranteed residual values	289,443	287,016
Capital Leases, Net Investment in Direct Financing Leases, Gross, Total	1,071,179	1,029,887
Deferred origination costs	4,592	3,577
Less - Unearned income	(89,627)	(87,537)
Less - Allowance for credit losses	(30,585)	(28,928)
Finance leases, net	¥ 955,559	¥ 916,999